Financial Risk Management Objectives and Policies - Schedule of Capital Management (Details) - Capital Management [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Capital Management [Line Items]
Interest-bearing bank and other borrowings	¥ 1,668,497	¥ 1,795,595	$ 228,583
Trade payables	91,966	72,445	12,599
Financial liabilities included in other payables and accruals	73,670	63,122	10,094
Long-term payables	29,344	37,458	4,020
Less: Cash and bank balances	(1,261,211)	(1,093,833)	(172,785)
Net debt	602,266	874,787	82,511
Equity attributable to owners of the Company	264,194	60,417	36,194
Adjusted capital	264,194	60,417	36,194
Capital and net debt	¥ 866,460	¥ 935,204	$ 118,705
Gearing ratio	70.00%	94.00%